Other current liabilities - Narrative (Details) - EUR (€) € in Thousands	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Subclassifications of assets, liabilities and equities [abstract]
Other current liabilities	€ 11,600	€ 578	€ 953